United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: October 31, 2022

Date of reporting period: January 31, 2022

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55%
Communication Services - 2.96%
Diversified Telecommunication Services - 0.15%
Telkom Indonesia Persero Tbk PT, ADRA	28,927	$860,000

Entertainment - 0.07%
Nexon Co. Ltd.B	21,200	400,422

Interactive Media & Services - 0.91%
Alphabet, Inc., Class AC	800	2,164,856
Autohome, Inc., ADR	17,213	573,537
Tencent Holdings Ltd.B	20,400	1,245,161
Twitter, Inc.C	31,800	1,192,818

		5,176,372

Media - 1.48%
Altice USA, Inc., Class AC	60,082	866,382
Cogeco Communications, Inc.A	17,112	1,404,607
Comcast Corp., Class A	59,911	2,994,951
Discovery, Inc., Class CC	64,200	1,755,870
News Corp., Class A	46,000	1,023,040
Omnicom Group, Inc.	5,100	384,336

		8,429,186

Wireless Telecommunication Services - 0.35%
T-Mobile US, Inc.C	8,745	945,947
Vodafone Group PLC, ADR	61,000	1,068,110

		2,014,057

Total Communication Services		16,880,037

Consumer Discretionary - 6.79%
Auto Components - 0.89%
Adient PLCC	6,800	285,396
Cie Generale des Etablissements Michelin SCA, ADR	58,800	1,962,156
Continental AGB C	8,658	828,914
Goodyear Tire & Rubber Co.C	16,200	335,826
Magna International, Inc.	20,900	1,684,749

		5,097,041

Automobiles - 0.79%
Ferrari NVB	8,800	2,023,850
General Motors Co.C	40,800	2,151,384
Harley-Davidson, Inc.	8,900	307,673

		4,482,907

Hotels, Restaurants & Leisure - 1.14%
Aramark	25,174	863,216
Booking Holdings, Inc.C	280	687,716
Compass Group PLCB	33,218	754,019
Evolution ABB D	15,000	1,862,558
Las Vegas Sands Corp.C	53,762	2,354,776

		6,522,285

Household Durables - 0.80%
Lennar Corp., Class A	22,500	2,162,475
Lennar Corp., Class B	666	53,766
Sony Group Corp., ADR	21,100	2,356,026

		4,572,267

Internet & Direct Marketing Retail - 0.16%
Alibaba Group Holding Ltd.B C	54,600	857,130

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Consumer Discretionary - 6.79% (continued)
Internet & Direct Marketing Retail - 0.16% (continued)
JD.com, Inc., Class AB C	1,504	$56,084

		913,214

Leisure Products - 0.31%
Bandai Namco Holdings, Inc.B	7,700	541,426
BRP, Inc.	6,682	555,366
Yamaha Corp.B	14,500	660,253

		1,757,045

Multiline Retail - 0.50%
Dollar General Corp.	11,049	2,303,496
Lojas Renner SA	97,250	514,994

		2,818,490

Specialty Retail - 0.72%
Advance Auto Parts, Inc.	9,060	2,097,481
Lowe’s Cos., Inc.	6,407	1,520,701
Mr Price Group Ltd.B	37,370	497,019

		4,115,201

Textiles, Apparel & Luxury Goods - 1.48%
adidas AGB	2,139	582,555
Li Ning Co. Ltd.B	125,000	1,213,629
Lululemon Athletica, Inc.C	5,281	1,762,587
LVMH Moet Hennessy Louis Vuitton SEB	2,962	2,435,458
Ralph Lauren Corp.	11,168	1,237,861
Shenzhou International Group Holdings Ltd.B	64,200	1,185,699

		8,417,789

Total Consumer Discretionary		38,696,239

Consumer Staples - 3.67%
Beverages - 1.82%
Arca Continental SAB de CV	152,900	902,368
Carlsberg A/S, Class BB	6,515	1,053,318
Coca-Cola Co.	30,000	1,830,300
Coca-Cola Europacific Partners PLC	65,450	3,740,468
Constellation Brands, Inc., Class A	6,200	1,474,050
Pernod Ricard SAB	6,370	1,360,204

		10,360,708

Food & Staples Retailing - 0.43%
Kobe Bussan Co. Ltd.B	22,600	703,759
Tesco PLCB	346,764	1,388,145
Walgreens Boots Alliance, Inc.	7,609	378,624

		2,470,528

Food Products - 0.69%
Mondelez International, Inc., Class A	11,000	737,330
Nestle SAB	13,760	1,772,727
Tyson Foods, Inc., Class A	15,500	1,408,795

		3,918,852

Household Products - 0.34%
Procter & Gamble Co.	12,300	1,973,535

Personal Products - 0.39%
Unilever PLCB	19,418	987,224

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Consumer Staples - 3.67% (continued)
Personal Products - 0.39% (continued)
Unilever PLC, ADR	23,700	$1,217,943

		2,205,167

Total Consumer Staples		20,928,790

Energy - 4.80%
Energy Equipment & Services - 0.55%
Baker Hughes Co.	19,000	521,360
Halliburton Co.	33,000	1,014,420
NOV, Inc.	62,100	1,019,682
Schlumberger NV	15,100	589,957

		3,145,419

Oil, Gas & Consumable Fuels - 4.25%
APA Corp.	50,000	1,660,500
BP PLCB	209,215	1,079,191
Cenovus Energy, Inc.	31,400	456,870
Coterra Energy, Inc.	74,700	1,635,930
Equinor ASAB	25,311	697,281
Galp Energia SGPS SAB	92,224	1,016,846
Hess Corp.	48,134	4,442,287
Marathon Oil Corp.	151,200	2,943,864
Murphy Oil Corp.	17,900	565,640
Phillips 66	43,711	3,706,256
Pioneer Natural Resources Co.	9,441	2,066,540
Reliance Industries Ltd., GDRB D	21,020	1,356,584
Shell PLC	28,500	1,464,900
Suncor Energy, Inc.	38,262	1,093,243

		24,185,932

Total Energy		27,331,351

Financials - 11.95%
Banks - 5.59%
Banco Bradesco SA, ADR	250,955	1,076,597
Bank Mandiri Persero Tbk PTB	1,773,400	924,056
Bank of America Corp.	9,000	415,260
Bankinter SA	88,959	534,629
Barclays PLCB	316,251	850,071
Citigroup, Inc.	64,100	4,174,192
Citizens Financial Group, Inc.	15,700	808,079
Commerce Bancshares, Inc.	15,750	1,085,332
Cullen / Frost Bankers, Inc.	11,200	1,579,312
DBS Group Holdings Ltd.B	37,640	986,033
First Citizens BancShares, Inc., Class A	1,082	842,965
Grupo Financiero Banorte SAB de CV, Class O	88,000	556,634
ICICI Bank Ltd., ADRA	51,990	1,129,743
JPMorgan Chase & Co.	5,606	833,052
KB Financial Group, Inc.B	13,507	680,897
M&T Bank Corp.	12,840	2,174,839
Mitsubishi UFJ Financial Group, Inc., ADRA	150,600	917,154
Nordea Bank AbpB	78,039	926,283
PNC Financial Services Group, Inc.	10,300	2,121,697
US Bancorp	45,386	2,641,011
Wells Fargo & Co.	123,118	6,623,748

		31,881,584

Capital Markets - 1.99%
3i Group PLCB	51,739	963,961

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Financials - 11.95% (continued)
Capital Markets - 1.99% (continued)
Ameriprise Financial, Inc.	7,100	$2,160,601
Bank of New York Mellon Corp.	25,400	1,505,204
Blackstone, Inc.	7,303	963,777
Credit Suisse Group AG, ADRA	83,900	799,567
Goldman Sachs Group, Inc.	5,160	1,830,149
Northern Trust Corp.	18,386	2,144,543
State Street Corp.	10,000	945,000

		11,312,802

Consumer Finance - 0.78%
American Express Co.	9,275	1,667,831
Capital One Financial Corp.	16,800	2,465,064
SLM Corp.	16,272	298,428

		4,431,323

Diversified Financial Services - 0.29%
Berkshire Hathaway, Inc., Class BC	4,000	1,252,080
Equitable Holdings, Inc.	11,700	393,588

		1,645,668

Insurance - 3.30%
AIA Group Ltd.B	190,605	1,979,864
Allstate Corp.	12,020	1,450,453
American International Group, Inc.	92,867	5,363,069
Aon PLC, Class A	10,918	3,018,172
Chubb Ltd.	3,978	784,780
Cincinnati Financial Corp.	15,500	1,826,365
Hartford Financial Services Group, Inc.	14,400	1,034,928
Prudential PLCB	32,253	542,456
Travelers Cos., Inc.	7,200	1,196,496
Willis Towers Watson PLC	6,955	1,627,192

		18,823,775

Total Financials		68,095,152

Health Care - 9.18%
Biotechnology - 0.66%
Amgen, Inc.	7,700	1,748,978
CSL Ltd.B	10,978	2,038,760

		3,787,738

Health Care Equipment & Supplies - 2.41%
Alcon, Inc.B	23,799	1,835,355
Alcon, Inc.A	21,100	1,620,058
Boston Scientific Corp.C	10,100	433,290
Medtronic PLC	37,747	3,906,437
Olympus Corp.B	33,700	755,620
Osstem Implant Co. Ltd.C E	9,366	837,395
ResMed, Inc.	10,053	2,298,116
STERIS PLC	6,788	1,523,227
Zimmer Biomet Holdings, Inc.	4,200	516,684

		13,726,182

Health Care Providers & Services - 2.41%
Anthem, Inc.	12,620	5,565,294
Centene Corp.C	14,000	1,088,640
CVS Health Corp.	25,626	2,729,425
HCA Healthcare, Inc.	2,100	504,105
Humana, Inc.	1,600	628,000

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Health Care - 9.18% (continued)
Health Care Providers & Services - 2.41% (continued)
UnitedHealth Group, Inc.	6,804	$3,215,366

		13,730,830

Life Sciences Tools & Services - 1.61%
Danaher Corp.	8,456	2,416,640
ICON PLCC	7,113	1,890,067
Lonza Group AGB	2,635	1,813,756
Mettler-Toledo International, Inc.C	1,301	1,915,957
Wuxi Biologics Cayman, Inc.B C D	114,761	1,126,938

		9,163,358

Pharmaceuticals - 2.09%
Bristol-Myers Squibb Co.	6,700	434,763
Elanco Animal Health, Inc.C	42,600	1,109,304
GlaxoSmithKline PLC, ADR	23,900	1,071,198
Merck & Co., Inc.	28,749	2,342,469
Merck KGaAB	5,443	1,186,529
Novo Nordisk A/S, Class BB	12,900	1,291,400
Perrigo Co. PLC	47,133	1,794,353
SanofiB	18,941	1,968,941
Sanofi, ADR	13,900	722,800

		11,921,757

Total Health Care		52,329,865

Industrials - 8.87%
Aerospace & Defense - 0.83%
CAE, Inc.C	35,864	905,664
General Dynamics Corp.	6,900	1,463,490
MTU Aero Engines AGB	2,977	627,762
Raytheon Technologies Corp.	19,265	1,737,510

		4,734,426

Air Freight & Logistics - 0.71%
DSV A/SB	11,449	2,328,150
FedEx Corp.	7,000	1,721,020

		4,049,170

Airlines - 0.15%
Ryanair Holdings PLC, ADRC	7,585	846,638

Building Products - 0.31%
Johnson Controls International PLC	24,526	1,782,304

Construction & Engineering - 0.40%
AECOM	29,451	2,035,948
Fluor Corp.C	10,900	229,336

		2,265,284

Electrical Equipment - 0.64%
ABB Ltd.B	40,404	1,396,482
Emerson Electric Co.	7,772	714,635
Vertiv Holdings Co.	74,669	1,557,595

		3,668,712

Industrial Conglomerates - 1.13%
General Electric Co.	40,250	3,802,820
Hitachi Ltd.B	15,000	781,872

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Industrials - 8.87% (continued)
Industrial Conglomerates - 1.13% (continued)
Honeywell International, Inc.	9,200	$1,881,216

		6,465,908

Machinery - 2.92%
Atlas Copco AB, Class AB	29,132	1,712,184
CNH Industrial NV	82,800	1,252,764
Cummins, Inc.	4,400	971,872
Deere & Co.	4,298	1,617,767
Iveco Group NVA C	16,560	176,183
Makita Corp.B	28,900	1,081,715
Oshkosh Corp.	11,700	1,331,577
PACCAR, Inc.	8,600	799,714
Parker-Hannifin Corp.	7,100	2,201,071
Sandvik ABB	50,693	1,333,303
Stanley Black & Decker, Inc.	13,501	2,357,950
Xylem, Inc.	17,100	1,795,842

		16,631,942

Professional Services - 0.70%
Experian PLCB	53,611	2,238,978
RELX PLCB	56,537	1,732,931

		3,971,909

Road & Rail - 0.78%
Canadian Pacific Railway Ltd.	35,296	2,520,135
JB Hunt Transport Services, Inc.	9,854	1,897,289

		4,417,424

Trading Companies & Distributors - 0.30%
Ferguson PLCB	10,956	1,724,629

Total Industrials		50,558,346

Information Technology - 9.56%
Communications Equipment - 0.51%
F5, Inc.C	9,800	2,034,676
Telefonaktiebolaget LM Ericsson, ADR	71,000	878,980

		2,913,656

Electronic Equipment, Instruments & Components - 0.67%
Corning, Inc.	28,600	1,202,344
Keyence Corp.B	3,400	1,748,490
TE Connectivity Ltd.	6,200	886,662

		3,837,496

IT Services - 2.07%
Accenture PLC, Class A	5,813	2,055,361
Adyen NVB C D	568	1,158,261
Amadeus IT Group SAB C	20,116	1,380,132
Capgemini SEB	2,898	649,737
Cognizant Technology Solutions Corp., Class A	25,226	2,154,805
EPAM Systems, Inc.C	2,849	1,356,523
Fujitsu Ltd.B	2,800	369,303
PayPal Holdings, Inc.C	7,000	1,203,580
Shopify, Inc., Class AC	1,525	1,470,466

		11,798,168

Semiconductors & Semiconductor Equipment - 3.64%
ASML Holding NV	3,282	2,222,570
Broadcom, Inc.	3,417	2,001,952
Disco Corp.B	3,600	987,903

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Information Technology - 9.56% (continued)
Semiconductors & Semiconductor Equipment - 3.64% (continued)
Infineon Technologies AGB	18,075	$738,347
Lasertec Corp.A B	8,300	1,860,414
Microchip Technology, Inc.	27,500	2,130,700
Micron Technology, Inc.	7,500	617,025
QUALCOMM, Inc.	21,746	3,822,077
SK Hynix, Inc.B	12,752	1,326,158
Taiwan Semiconductor Manufacturing Co. Ltd.B	103,000	2,345,617
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,732	2,664,995

		20,717,758

Software - 2.61%
Adobe, Inc.C	5,500	2,938,650
ANSYS, Inc.C	7,000	2,380,070
Atlassian Corp. PLC, Class AC	3,746	1,214,978
Microsoft Corp.	17,800	5,535,444
Oracle Corp.	34,874	2,830,374

		14,899,516

Technology Hardware, Storage & Peripherals - 0.06%
Hewlett Packard Enterprise Co.	20,400	333,132

Total Information Technology		54,499,726

Materials - 3.86%
Chemicals - 3.20%
Air Liquide SAB	11,451	1,963,814
Air Products and Chemicals, Inc.	5,789	1,633,193
Akzo Nobel NVB	6,169	638,874
Axalta Coating Systems Ltd.C	33,440	990,158
Corteva, Inc.	82,155	3,950,012
DuPont de Nemours, Inc.	20,691	1,584,931
Ecolab, Inc.	8,600	1,629,270
International Flavors & Fragrances, Inc.	14,965	1,974,183
RPM International, Inc.	17,700	1,568,397
Sika AGB	6,580	2,302,983

		18,235,815

Construction Materials - 0.37%
Martin Marietta Materials, Inc.	5,400	2,101,248

Containers & Packaging - 0.05%
International Paper Co.	6,500	313,625

Metals & Mining - 0.24%
Anglo American PLCB	16,206	710,668
ArcelorMittal SAB	22,117	659,798

		1,370,466

Total Materials		22,021,154

Real Estate - 1.53%
Equity Real Estate Investment Trusts (REITs) - 1.12%
Crown Castle International Corp.	10,800	1,971,108
Equity LifeStyle Properties, Inc.	11,200	876,848
MGM Growth Properties LLC, Class A	67,156	2,611,025
Sun Communities, Inc.	4,800	907,008

		6,365,989

Real Estate Management & Development - 0.41%
Daiwa House Industry Co. Ltd.B	21,936	640,137

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 64.55% (continued)
Real Estate - 1.53% (continued)
Real Estate Management & Development - 0.41% (continued)
ESR Cayman Ltd.B C D	502,000	$1,697,223

		2,337,360

Total Real Estate		8,703,349

Utilities - 1.38%
Electric Utilities - 0.73%
Enel SpAB	62,414	478,510
Pinnacle West Capital Corp.	12,064	839,775
PPL Corp.	68,800	2,041,984
Southern Co.	6,400	444,736
Xcel Energy, Inc.	4,930	343,424

		4,148,429

Gas Utilities - 0.16%
Atmos Energy Corp.	2,596	278,343
ENN Energy Holdings Ltd.B	39,200	623,065

		901,408

Independent Power & Renewable Electricity Producers - 0.17%
China Longyuan Power Group Corp. Ltd., Class HB	484,000	986,682

Multi-Utilities - 0.22%
Engie SAB	82,891	1,269,985

Water Utilities - 0.10%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	78,150	552,520

Total Utilities		7,859,024

Total Common Stocks (Cost $275,331,371)		367,903,033

	Principal Amount
CORPORATE OBLIGATIONS - 8.25%
Basic Materials - 0.05%
Chemicals - 0.03%
EI du Pont de Nemours and Co., 1.700%, Due 7/15/2025	$180,000	179,026

Forest Products & Paper - 0.02%
International Paper Co., 6.000%, Due 11/15/2041	100,000	130,537

Total Basic Materials		309,563

Communications - 0.71%
Internet - 0.07%
Amazon.com, Inc., 3.875%, Due 8/22/2037	335,000	374,225

Media - 0.22%
Charter Communications Operating LLC / Charter Communications Operating Capital,
2.800%, Due 4/1/2031	185,000	175,395
3.500%, Due 3/1/2042	190,000	170,878
3.700%, Due 4/1/2051	180,000	159,661
Comcast Corp.,
3.150%, Due 3/1/2026	136,000	141,866
3.400%, Due 4/1/2030	195,000	206,176
1.950%, Due 1/15/2031	185,000	174,642

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Communications - 0.71% (continued)
Media - 0.22% (continued)
Comcast Corp., (continued)
2.887%, Due 11/1/2051D	$231,000	$209,165

		1,237,783

Telecommunications - 0.42%
AT&T, Inc.,
0.900%, Due 3/25/2024	375,000	368,265
2.250%, Due 2/1/2032	180,000	168,098
5.350%, Due 9/1/2040	160,000	193,288
T-Mobile USA, Inc., 3.875%, Due 4/15/2030	890,000	934,903
Verizon Communications, Inc.,
2.100%, Due 3/22/2028	305,000	297,147
4.500%, Due 8/10/2033	105,000	118,712
2.850%, Due 9/3/2041	175,000	163,597
3.550%, Due 3/22/2051	165,000	167,063

		2,411,073

Total Communications		4,023,081

Consumer, Cyclical - 0.68%
Airlines - 0.18%
American Airlines Pass Through Trust, 3.150%, Due 8/15/2033, Series AA	114,840	114,363
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, Due 10/20/2028D	840,000	896,361

		1,010,724

Auto Manufacturers - 0.31%
American Honda Finance Corp., 2.000%, Due 3/24/2028	190,000	186,206
General Motors Financial Co., Inc.,
1.250%, Due 11/17/2023, (SOFR + 1.200%)F	1,255,000	1,268,589
1.250%, Due 1/8/2026	135,000	129,094
1.500%, Due 6/10/2026	175,000	167,621

		1,751,510

Home Furnishings - 0.03%
Whirlpool Corp., 4.600%, Due 5/15/2050	145,000	166,379

Leisure Time - 0.05%
Brunswick Corp., 0.850%, Due 8/18/2024	295,000	288,129

Lodging - 0.03%
Marriott International, Inc., 2.850%, Due 4/15/2031, Series HH	170,000	163,798

Retail - 0.08%
Dollar General Corp., 4.125%, Due 5/1/2028	95,000	102,874
O’Reilly Automotive, Inc., 4.350%, Due 6/1/2028	200,000	218,673
Tractor Supply Co., 1.750%, Due 11/1/2030	185,000	167,904

		489,451

Total Consumer, Cyclical		3,869,991

Consumer, Non-Cyclical - 0.69%
Agriculture - 0.02%
Cargill, Inc., 1.375%, Due 7/23/2023D	120,000	120,193

Biotechnology - 0.04%
Amgen, Inc., 4.400%, Due 5/1/2045	185,000	206,561

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Consumer, Non-Cyclical - 0.69% (continued)
Commercial Services - 0.10%
Moody’s Corp., 2.550%, Due 8/18/2060	$180,000	$146,202
Quanta Services, Inc.,
2.900%, Due 10/1/2030	275,000	270,481
3.050%, Due 10/1/2041	190,000	171,737

		588,420

Food - 0.02%
Mondelez International, Inc., 1.500%, Due 2/4/2031	145,000	130,382

Health Care - Services - 0.24%
Children’s Health System of Texas, 2.511%, Due 8/15/2050	150,000	131,853
Community Health Network, Inc., 3.099%, Due 5/1/2050, Series 20-A	240,000	225,511
Health Care Service Corp., 3.200%, Due 6/1/2050D	105,000	99,207
Kaiser Foundation Hospitals, 3.002%, Due 6/1/2051, Series 2021	285,000	276,244
Sutter Health, 2.294%, Due 8/15/2030, Series 20A	170,000	164,980
UnitedHealth Group, Inc., 3.875%, Due 12/15/2028	440,000	480,713

		1,378,508

Pharmaceuticals - 0.27%
AbbVie, Inc.,
4.450%, Due 5/14/2046	130,000	145,903
4.250%, Due 11/21/2049	255,000	283,714
Bristol-Myers Squibb Co.,
3.400%, Due 7/26/2029	245,000	260,108
2.350%, Due 11/13/2040	170,000	150,746
Cigna Corp., 4.125%, Due 11/15/2025	135,000	144,232
CVS Health Corp.,
4.300%, Due 3/25/2028	107,000	116,538
5.050%, Due 3/25/2048	115,000	141,087
Viatris, Inc., 3.850%, Due 6/22/2040	120,000	119,933
Zoetis, Inc., 3.000%, Due 9/12/2027	150,000	154,556

		1,516,817

Total Consumer, Non-Cyclical		3,940,881

Energy - 1.04%
Oil & Gas - 0.59%
Chevron USA, Inc., 2.343%, Due 8/12/2050	180,000	155,491
Diamondback Energy, Inc.,
2.875%, Due 12/1/2024	210,000	214,268
3.125%, Due 3/24/2031	385,000	381,946
EOG Resources, Inc., 4.375%, Due 4/15/2030	100,000	112,086
Marathon Oil Corp., 6.600%, Due 10/1/2037	1,715,000	2,216,085
Marathon Petroleum Corp., 5.125%, Due 12/15/2026	105,000	117,422
Pioneer Natural Resources Co.,
1.900%, Due 8/15/2030	125,000	115,216
2.150%, Due 1/15/2031	90,000	84,311

		3,396,825

Pipelines - 0.45%
Cheniere Corpus Christi Holdings LLC, 2.742%, Due 12/31/2039D	175,000	163,031
Columbia Pipeline Group, Inc., 4.500%, Due 6/1/2025	139,000	149,294
Gray Oak Pipeline LLC, 2.000%, Due 9/15/2023D	190,000	190,642
MPLX LP,
1.750%, Due 3/1/2026	260,000	253,404
4.125%, Due 3/1/2027	145,000	154,298
ONEOK, Inc., 4.550%, Due 7/15/2028	175,000	187,150

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Energy - 1.04% (continued)
Pipelines - 0.45% (continued)
Phillips 66 Partners LP, 3.750%, Due 3/1/2028	$210,000	$220,196
Sabine Pass Liquefaction LLC,
4.200%, Due 3/15/2028	540,000	579,160
4.500%, Due 5/15/2030	130,000	142,563
Williams Cos., Inc.,
2.600%, Due 3/15/2031	325,000	312,782
5.400%, Due 3/4/2044	170,000	202,124

		2,554,644

Total Energy		5,951,469

Financial - 2.51%
Banks - 1.20%
Bank of America Corp.,
2.087%, Due 6/14/2029, (SOFR + 1.060%)F	145,000	139,269
2.299%, Due 7/21/2032, (SOFR + 1.220%)F	465,000	439,809
5.000%, Due 1/21/2044	390,000	482,739
Citigroup, Inc.,
1.281%, Due 11/3/2025, (SOFR + 0.528%)F	105,000	102,932
4.412%, Due 3/31/2031, (SOFR + 3.914%)F	695,000	764,853
Goldman Sachs Group, Inc.,
1.431%, Due 3/9/2027, (SOFR + 0.798%)F	430,000	412,660
1.542%, Due 9/10/2027, (SOFR + 0.818%)F	290,000	277,080
2.615%, Due 4/22/2032, (SOFR + 1.281%)F	180,000	174,412
JPMorgan Chase & Co.,
2.301%, Due 10/15/2025, (SOFR + 1.160%)F	485,000	488,132
3.782%, Due 2/1/2028, (3-mo. USD LIBOR + 1.337%)F	265,000	280,935
2.963%, Due 1/25/2033	270,000	271,755
3.882%, Due 7/24/2038, (3-mo. USD LIBOR + 1.360%)F	230,000	248,144
Morgan Stanley,
0.864%, Due 10/21/2025, Series I, (SOFR + 0.745%)F	295,000	286,048
3.591%, Due 7/22/2028, (3-mo. USD LIBOR + 1.340%)F	295,000	309,107
1.794%, Due 2/13/2032, (SOFR + 1.034%)F	340,000	310,862
2.943%, Due 1/21/2033	180,000	180,509
PNC Financial Services Group, Inc.,
3.500%, Due 1/23/2024	265,000	274,721
3.400%, Due 9/15/2026, Series T, (5-Yr. CMT + 2.595%)F G	215,000	202,635
State Street Corp.,
2.354%, Due 11/1/2025, (SOFR + 0.940%)F	260,000	264,281
2.200%, Due 3/3/2031	165,000	159,059
Truist Financial Corp., 1.267%, Due 3/2/2027, (SOFR + 0.609%)F	160,000	154,801
Wells Fargo & Co.,
2.572%, Due 2/11/2031, (SOFR + 1.262%)F	420,000	413,151
5.375%, Due 11/2/2043	180,000	222,615

		6,860,509

Diversified Financial Services - 0.58%
American Express Co., 4.200%, Due 11/6/2025	275,000	296,406
Blue Owl Finance LLC, 3.125%, Due 6/10/2031D	630,000	589,644
Capital One Financial Corp., 0.740%, Due 12/6/2024, (SOFR + 0.690%)F	1,720,000	1,718,523
CBOE Global Markets, Inc., 3.650%, Due 1/12/2027	170,000	181,745
Charles Schwab Corp.,
0.750%, Due 3/18/2024	150,000	147,668
3.250%, Due 5/22/2029	180,000	188,686
Visa, Inc., 3.150%, Due 12/14/2025	160,000	167,889

		3,290,561

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Financial - 2.51% (continued)
Insurance - 0.30%
Athene Global Funding, 0.750%, Due 5/24/2024, (SOFR + 0.700%)D F	$1,530,000	$1,532,560
Fidelity National Financial, Inc., 3.200%, Due 9/17/2051	180,000	160,394

		1,692,954

Investment Companies - 0.13%
Golub Capital BDC, Inc., 2.500%, Due 8/24/2026	745,000	717,559

REITS - 0.30%
Alexandria Real Estate Equities, Inc., 1.875%, Due 2/1/2033	180,000	162,531
American Tower Corp., 2.300%, Due 9/15/2031	250,000	233,759
Camden Property Trust, 3.150%, Due 7/1/2029	140,000	144,963
Crown Castle International Corp.,
3.800%, Due 2/15/2028	190,000	200,130
2.900%, Due 4/1/2041	160,000	145,422
Digital Realty Trust LP, 3.700%, Due 8/15/2027	190,000	201,787
ERP Operating LP, 1.850%, Due 8/1/2031	205,000	192,815
Prologis LP, 1.250%, Due 10/15/2030	135,000	121,786
Public Storage, 2.250%, Due 11/9/2031	335,000	326,673

		1,729,866

Total Financial		14,291,449

Industrial - 0.91%
Aerospace/Defense - 0.44%
Boeing Co.,
2.750%, Due 2/1/2026	210,000	212,636
5.705%, Due 5/1/2040	235,000	283,128
5.805%, Due 5/1/2050	565,000	710,676
3.950%, Due 8/1/2059	330,000	316,949
5.930%, Due 5/1/2060	325,000	413,019
General Dynamics Corp., 3.500%, Due 5/15/2025	275,000	288,553
Northrop Grumman Corp., 3.850%, Due 4/15/2045	250,000	267,720

		2,492,681

Building Materials - 0.07%
Martin Marietta Materials, Inc., 0.650%, Due 7/15/2023	155,000	153,265
Vulcan Materials Co., 3.500%, Due 6/1/2030	230,000	241,396

		394,661

Environmental Control - 0.03%
Waste Connections, Inc., 2.200%, Due 1/15/2032	180,000	170,203

Machinery - Construction & Mining - 0.20%
Caterpillar Financial Services Corp., 0.200%, Due 11/17/2022, (SOFR + 0.150%)F	1,180,000	1,180,483

Miscellaneous Manufacturing - 0.03%
Carlisle Cos., Inc., 2.200%, Due 3/1/2032	180,000	167,517

Packaging & Containers - 0.07%
Amcor Flexibles North America, Inc., 2.690%, Due 5/25/2031	180,000	176,651
Berry Global, Inc., 1.650%, Due 1/15/2027	225,000	213,124

		389,775

Transportation - 0.07%
FedEx Corp., 3.250%, Due 5/15/2041	185,000	177,720

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Industrial - 0.91% (continued)
Transportation - 0.07% (continued)
Union Pacific Corp., 4.100%, Due 9/15/2067	$200,000	$223,869

		401,589

Total Industrial		5,196,909

Technology - 0.66%
Computers - 0.45%
Dell International LLC / EMC Corp.,
5.300%, Due 10/1/2029	2,070,000	2,373,537
3.450%, Due 12/15/2051D	195,000	171,767

		2,545,304

Semiconductors - 0.07%
Lam Research Corp.,
3.750%, Due 3/15/2026	95,000	101,413
1.900%, Due 6/15/2030	180,000	171,783
QUALCOMM, Inc., 1.650%, Due 5/20/2032	155,000	141,658

		414,854

Software - 0.14%
Fiserv, Inc., 3.500%, Due 7/1/2029	250,000	259,459
Oracle Corp., 4.300%, Due 7/8/2034	283,000	296,998
VMware, Inc., 2.200%, Due 8/15/2031	235,000	219,259

		775,716

Total Technology		3,735,874

Utilities - 1.00%
Electric - 0.84%
AES Corp., 3.950%, Due 7/15/2030D	810,000	837,702
American Electric Power Co., Inc., 2.031%, Due 3/15/2024	320,000	320,439
Appalachian Power Co., 4.500%, Due 3/1/2049, Series Y	70,000	79,836
Consumers Energy Co., 2.500%, Due 5/1/2060	155,000	128,465
Dominion Energy, Inc., 3.375%, Due 4/1/2030, Series C	180,000	186,443
DTE Energy Co., 1.050%, Due 6/1/2025, Series F	350,000	337,331
Duke Energy Corp., 3.750%, Due 4/15/2024	185,000	192,076
Duke Energy Progress LLC, 4.150%, Due 12/1/2044	255,000	280,505
Duke Energy Progress NC Storm Funding LLC, 2.387%, Due 7/1/2039, Series A-2	715,000	703,732
Entergy Arkansas LLC, 3.350%, Due 6/15/2052	185,000	184,900
Entergy Corp., 2.800%, Due 6/15/2030	115,000	113,176
Entergy Louisiana LLC, 4.000%, Due 3/15/2033	137,000	151,995
Exelon Corp., 4.050%, Due 4/15/2030	180,000	194,459
Florida Power & Light Co., 3.950%, Due 3/1/2048	120,000	135,534
Kentucky Utilities Co., 3.300%, Due 6/1/2050	185,000	182,741
National Rural Utilities Cooperative Finance Corp., 1.000%, Due 10/18/2024, Series D	180,000	177,400
Northern States Power Co., 2.600%, Due 6/1/2051	185,000	167,102
Ohio Power Co., 2.600%, Due 4/1/2030, Series P	190,000	190,777
Oklahoma Gas and Electric Co., 0.553%, Due 5/26/2023	240,000	237,342

		4,801,955

Gas - 0.16%
National Fuel Gas Co., 3.950%, Due 9/15/2027	225,000	232,522
NiSource, Inc.,
3.490%, Due 5/15/2027	120,000	126,076
3.950%, Due 3/30/2048	175,000	186,948

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 8.25% (continued)
Utilities - 1.00% (continued)
Gas - 0.16% (continued)
Sempra Infrastructure Partners LP, 3.250%, Due 1/15/2032D	$205,000	$200,679
Southern California Gas Co., 2.550%, Due 2/1/2030	135,000	134,566

		880,791

Total Utilities		5,682,746

Total Corporate Obligations (Cost $46,665,742)		47,001,963

FOREIGN CORPORATE OBLIGATIONS - 2.32%
Basic Materials - 0.07%
Mining - 0.07%
Glencore Funding LLC, 2.625%, Due 9/23/2031D	160,000	149,664
Teck Resources Ltd., 6.000%, Due 8/15/2040	175,000	213,650

		363,314

Total Basic Materials		363,314

Communications - 0.02%
Telecommunications - 0.02%
Bell Canada, Inc., 4.464%, Due 4/1/2048	85,000	99,752

Consumer, Non-Cyclical - 0.19%
Agriculture - 0.08%
BAT Capital Corp., 2.259%, Due 3/25/2028	290,000	275,248
Reynolds American, Inc., 5.700%, Due 8/15/2035	185,000	210,966

		486,214

Beverages - 0.11%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, Due 2/1/2046	100,000	118,685
Anheuser-Busch InBev Worldwide, Inc., 5.550%, Due 1/23/2049	125,000	161,455
Coca-Cola Femsa SAB de CV,
2.750%, Due 1/22/2030	200,000	198,694
1.850%, Due 9/1/2032	150,000	137,681

		616,515

Total Consumer, Non-Cyclical		1,102,729

Energy - 0.23%
Oil & Gas - 0.19%
Petroleos Mexicanos, 7.690%, Due 1/23/2050	1,005,000	930,459
TotalEnergies Capital International SA, 3.127%, Due 5/29/2050	185,000	179,273

		1,109,732

Pipelines - 0.04%
TransCanada PipeLines Ltd., 1.000%, Due 10/12/2024	215,000	210,228

Total Energy		1,319,960

Financial - 1.65%
Banks - 1.58%
Bank of Montreal,
0.730%, Due 3/10/2023, (SOFR + 0.680%)F	1,610,000	1,617,165
3.300%, Due 2/5/2024, Series E	350,000	361,952
Bank of Nova Scotia, 0.599%, Due 9/15/2023, (SOFR + 0.550%)F	1,795,000	1,800,941
Barclays PLC, 2.894%, Due 11/24/2032, (1-Yr. CMT + 1.300%)F	295,000	285,736
Canadian Imperial Bank of Commerce, 0.850%, Due 3/17/2023, (SOFR + 0.800%)F	1,335,000	1,342,806
Commonwealth Bank of Australia, 0.442%, Due 7/7/2025, (SOFR + 0.400%)D F	1,960,000	1,960,881

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 2.32% (continued)
Financial - 1.65% (continued)
Banks - 1.58% (continued)
Deutsche Bank AG,
0.962%, Due 11/8/2023, Series E	$150,000	$148,390
2.311%, Due 11/16/2027, (SOFR + 1.219%)F	200,000	194,219
2.552%, Due 1/7/2028	210,000	205,664
Mitsubishi UFJ Financial Group, Inc., 2.193%, Due 2/25/2025	180,000	180,847
Royal Bank of Canada, 2.250%, Due 11/1/2024	350,000	353,999
Toronto-Dominion Bank, 3.250%, Due 3/11/2024	525,000	543,577

		8,996,177

Financial Services - 0.07%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.000%, Due 10/29/2028	425,000	416,102

Total Financial		9,412,279

Industrial - 0.04%
Transportation - 0.04%
Canadian Pacific Railway Co., 3.100%, Due 12/2/2051	255,000	244,010

Utilities - 0.12%
Electric - 0.12%
AES Panama Generation Holdings SRL, 4.375%, Due 5/31/2030D	700,000	696,507

Total Foreign Corporate Obligations (Cost $13,392,685)		13,238,551

FOREIGN SOVEREIGN OBLIGATIONS - 0.04%
Mexico Government International Bond, 4.600%, Due 1/23/2046	160,000	160,406
Panama Government International Bond, 3.160%, Due 1/23/2030	95,000	95,799

Total Foreign Sovereign Obligations (Cost $267,371)		256,205

ASSET-BACKED OBLIGATIONS - 1.02%
AmeriCredit Automobile Receivables Trust,
0.370%, Due 8/18/2025, 2021-1 A3	215,000	213,957
0.340%, Due 12/18/2026, 2021-2 A3	200,000	197,484
Capital One Multi-Asset Execution Trust, 0.550%, Due 7/15/2026, 2021-A1 A1	325,000	317,902
CNH Equipment Trust,
1.160%, Due 6/16/2025, 2020-A A3	180,454	180,668
0.400%, Due 12/15/2025, 2021-A A3	240,000	236,461
Ford Credit Auto Owner Trust, 1.530%, Due 5/15/2034, 2021 2 AD	300,000	293,844
GM Financial Consumer Automobile Receivables Trust,
1.840%, Due 9/16/2024, 2020-1 A3	144,519	145,382
1.490%, Due 12/16/2024, 2020-2 A3	70,336	70,623
GM Financial Revolving Receivables Trust, 1.170%, Due 6/12/2034, 2021-1 AD	245,000	237,545
Mercedes-Benz Auto Lease Trust, 0.400%, Due 11/15/2024, 2021-B A3	435,000	429,967
New Economy Assets Phase 1 Sponsor LLC, 1.910%, Due 10/20/2061, 2021 1 A1D	345,000	336,077
PSNH Funding LLC, 3.094%, Due 2/1/2026, 2018-1 A1	96,778	98,629
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IID	280,000	268,486
Towd Point Mortgage Trust, 3.875%, Due 5/25/2058, 2018-3 A2D H	275,000	285,998
Toyota Auto Loan Extended Note Trust, 1.350%, Due 5/25/2033, 2020-1A AD	285,000	281,590
Toyota Auto Receivables Owner Trust,
1.360%, Due 8/15/2024, Class A3	239,903	240,741
1.230%, Due 6/15/2026, 2022 A A3	260,000	259,248
Verizon Master Trust, 0.500%, Due 5/20/2027, 2021-1 A	580,000	568,125
Verizon Owner Trust, 1.850%, Due 7/22/2024, 2020-A A1A	575,000	578,099
Volkswagen Auto Loan Enhanced Trust, 1.020%, Due 6/22/2026, 2021 1 A3	295,000	292,636

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 1.02% (continued)
Wendy’s Funding LLC, 2.370%, Due 6/15/2051, 2021-1A A2ID	$278,600	$267,649

Total Asset-Backed Obligations (Cost $5,850,813)		5,801,111

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.10%
Angel Oak Mortgage Trust,
3.628%, Due 3/25/2049, 2019-2 A1D H	69,865	69,922
2.620%, Due 11/25/2059, 2019-6 A1D H	211,627	211,451
Residential Mortgage Loan Trust, 2.633%, Due 9/25/2059, 2019-3 A1D H	282,354	281,522

Total Collateralized Mortgage Obligations (Cost $556,051)		562,895

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 0.12%
BX Commercial Mortgage Trust, 0.806%, Due 9/15/2036, 2021-VOLT A, (1-mo. USD LIBOR + 0.700%)D F	385,000	383,922
Cold Storage Trust, 1.006%, Due 11/15/2037, 2020-ICE5 A, (1-mo. USD LIBOR + 0.900%)D F	265,407	265,088
JPMBB Commercial Mortgage Securities Trust, 3.157%, Due 7/15/2045, 2013-C12 ASB	31,145	31,236

Total Commercial Mortgage-Backed Obligations (Cost $682,304)		680,246

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.62%
Federal Home Loan Mortgage Corp.,
3.500%, Due 9/1/2028	91,043	96,097
3.000%, Due 11/1/2032	116,789	122,129
2.500%, Due 6/1/2035	210,099	214,910
2.000%, Due 3/1/2036	687,579	691,636
2.000%, Due 10/1/2040	313,806	311,677
2.000%, Due 1/1/2041	573,907	570,013
2.500%, Due 9/1/2041	573,854	583,894
2.500%, Due 11/1/2041	325,206	330,896
3.000%, Due 4/1/2047	371,164	384,713
3.500%, Due 1/1/2048	219,470	230,800
4.000%, Due 4/1/2048	185,439	197,714
3.000%, Due 8/1/2048	268,034	276,841
3.000%, Due 11/1/2049	445,196	457,934
4.000%, Due 11/1/2049	124,439	131,395
2.500%, Due 7/1/2050	339,357	339,476
Federal National Mortgage Association,
3.500%, Due 1/1/2028H	34,068	35,761
4.500%, Due 4/1/2034	84,176	91,067
3.000%, Due 10/1/2034	194,978	203,431
2.000%, Due 11/1/2035H	515,115	519,422
2.000%, Due 12/1/2035H	218,045	219,530
2.000%, Due 1/1/2036H	339,543	341,547
2.500%, Due 4/1/2036	387,808	399,018
2.000%, Due 5/1/2036	115,856	116,540
2.000%, Due 6/1/2036	255,719	257,228
3.500%, Due 6/1/2037	114,721	121,605
5.500%, Due 6/1/2038	14,808	16,751
5.000%, Due 5/1/2040	77,705	86,966
5.000%, Due 6/1/2040	61,620	69,209
2.000%, Due 5/1/2041	620,293	616,850
2.500%, Due 11/1/2041	369,518	375,984
5.000%, Due 3/1/2042H	40,417	45,360
3.500%, Due 7/1/2043	75,405	80,001
4.000%, Due 11/1/2044H	54,956	59,524
4.000%, Due 7/1/2045	391,886	423,303
3.500%, Due 8/1/2045	44,440	47,006
3.500%, Due 5/1/2046	104,872	110,527
3.000%, Due 6/1/2046	277,884	288,211

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.62% (continued)
Federal National Mortgage Association, (continued)
4.000%, Due 7/1/2046	$115,934	$125,632
3.000%, Due 10/1/2046	207,908	214,871
3.000%, Due 11/1/2046	288,847	299,282
3.500%, Due 11/1/2046	380,756	403,993
3.000%, Due 12/1/2046H	182,141	188,552
3.500%, Due 3/1/2047	41,973	44,353
4.500%, Due 7/1/2047	28,602	30,740
4.500%, Due 8/1/2047	89,689	96,540
3.500%, Due 9/1/2047	95,555	100,318
4.000%, Due 3/1/2048	165,343	175,293
4.500%, Due 7/1/2048	69,827	74,752
4.500%, Due 7/1/2048H	104,001	111,904
4.500%, Due 3/1/2049	202,914	216,801
4.000%, Due 10/1/2049H	246,880	261,246
4.500%, Due 10/1/2049	193,877	207,157
4.000%, Due 11/1/2049	349,218	373,475
2.500%, Due 6/1/2050	304,915	304,998
2.500%, Due 8/1/2050H	353,036	353,006
2.500%, Due 8/1/2050	474,375	474,541
3.000%, Due 8/1/2050	279,262	286,604
2.500%, Due 9/1/2050	311,175	311,584
2.500%, Due 10/1/2050H	135,028	135,090
3.000%, Due 10/1/2050H	551,723	567,028
3.000%, Due 11/1/2050H	827,999	849,741
2.500%, Due 2/1/2051H	980,441	980,935
2.000%, Due 3/1/2051H	1,577,552	1,542,590
2.000%, Due 4/1/2051H	646,032	632,725
3.000%, Due 5/1/2051H	406,543	419,287
3.000%, Due 6/1/2051	183,782	188,639
3.500%, Due 6/1/2051H	547,396	571,289
3.000%, Due 11/1/2051H	523,239	535,293
Government National Mortgage Association,
5.000%, Due 10/15/2039	57,242	65,750
3.500%, Due 9/15/2041	133,166	141,028
3.500%, Due 8/20/2047	47,610	49,809
3.500%, Due 10/20/2047	56,797	59,559
4.000%, Due 12/20/2047	109,119	115,519
4.000%, Due 1/20/2048	102,300	108,301
5.000%, Due 1/20/2050	178,066	190,048
4.500%, Due 2/20/2050	115,427	121,786
5.000%, Due 2/20/2050	58,400	62,848
4.000%, Due 5/20/2051	338,114	353,718
2.500%, Due 6/20/2051	618,248	623,218
3.000%, Due 6/20/2051	968,413	992,998
2.500%, Due 7/20/2051	777,144	783,392
3.000%, Due 8/20/2051	461,074	477,759
2.500%, Due 11/20/2051	347,370	350,163
3.000%, Due 12/20/2051	925,687	949,187
3.500%, Due 1/20/2052	345,000	358,789

Total U.S. Agency Mortgage-Backed Obligations (Cost $26,720,351)		26,347,097

U.S. TREASURY OBLIGATIONS - 3.99%
U.S. Treasury Notes/Bonds,
1.250%, Due 8/31/2024	5,880,000	5,872,650
1.125%, Due 2/28/2025	5,385,000	5,341,457
1.500%, Due 1/31/2027	3,910,000	3,888,312
1.500%, Due 2/15/2030	2,210,000	2,169,598
2.250%, Due 5/15/2041	1,630,000	1,650,884

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 3.99% (continued)
U.S. Treasury Notes/Bonds, (continued)
1.750%, Due 8/15/2041	$55,000	$51,305
1.375%, Due 8/15/2050	4,445,000	3,739,009

Total U.S. Treasury Obligations (Cost $23,350,809)		22,713,215

	Shares
SHORT-TERM INVESTMENTS - 15.56%
Investment Companies - 2.41%
American Beacon U.S. Government Money Market Select Fund, 0.01%I J	13,731,893	13,731,893

	Principal Amount
U.S. Treasury Obligations - 13.15%
U.S. Treasury Notes/Bonds,
0.295%, Due 7/31/2022, (3-mo. Treasury money market yield + 0.055%)F	$6,800,000	6,803,592
0.295%, Due 10/31/2022, (3-mo. Treasury money market yield + 0.055%)F	15,260,000	15,271,729
0.289%, Due 1/31/2023, (3-mo. Treasury money market yield + 0.049%)F	28,525,000	28,551,032
0.274%, Due 4/30/2023, (3-mo. Treasury money market yield + 0.034%)F	1,175,000	1,176,145
0.269%, Due 7/31/2023, (3-mo. Treasury money market yield + 0.029%)F	8,305,000	8,313,173
0.275%, Due 10/31/2023, (3-mo. Treasury money market yield + 0.035%)F	900,000	901,172
2.000%, Due 8/15/2051	7,850,000	7,677,055
1.875%, Due 11/15/2051	6,600,000	6,274,125

Total U.S. Treasury Obligations		74,968,023

Total Short-Term Investments (Cost $89,087,730)		88,699,916

	Shares
SECURITIES LENDING COLLATERAL - 0.18% (Cost $1,026,711)
Investment Companies - 0.18%
American Beacon U.S. Government Money Market Select Fund, 0.01%I J	1,026,711	1,026,711

TOTAL INVESTMENTS - 100.75% (Cost $482,931,938)		574,230,943
LIABILITIES, NET OF OTHER ASSETS - (0.75%)		(4,298,512)

TOTAL NET ASSETS - 100.00%		$569,932,431

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at January 31, 2022.
B	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $85,924,483 or 15.08% of net assets.
C	Non-income producing security.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $18,202,661 or 3.19% of net assets. The Fund has no right to demand registration of these securities.

E	Value was determined using significant unobservable inputs.
F

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on January 31, 2022.

G	Perpetual maturity. The date shown, if any, is the next call date.
H	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
I	The Fund is affiliated by having the same investment advisor.
J	7-day yield.

ADR - American Depositary Receipt.

BDC - Business Development Company

CMT - Constant Maturity Treasury.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

DAC - Designated Activity Company.

GDR - Global Depositary Receipt.

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REIT - Real Estate Investment Trust.

SOFR - Secured Overnight Financing Rate.

SRL - Società a responsabilità limitata.

USD - United States Dollar.

Long Futures Contracts Open on January 31, 2022:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	22	March 2022	$2,502,997	$2,458,830	$(44,167)
MSCI Emerging Markets Index	19	March 2022	1,163,567	1,163,560	(7)
S&P 500 E-Mini Index	23	March 2022	5,222,033	5,179,887	(42,146)

			$8,888,597	$8,802,277	$(86,320)

Index Abbreviations:

MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of January 31, 2022, the investments were classified as described below:

Diversified Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$281,141,155	$85,924,483	$837,395	$367,903,033
Corporate Obligations	—	47,001,963	—	47,001,963
Foreign Corporate Obligations	—	13,238,551	—	13,238,551
Foreign Sovereign Obligations	—	256,205	—	256,205
Asset-Backed Obligations	—	5,801,111	—	5,801,111
Collateralized Mortgage Obligations	—	562,895	—	562,895
Commercial Mortgage-Backed Obligations	—	680,246	—	680,246
U.S. Agency Mortgage-Backed Obligations	—	26,347,097	—	26,347,097
U.S. Treasury Obligations	—	22,713,215	—	22,713,215
Short-Term Investments	13,731,893	74,968,023	—	88,699,916
Securities Lending Collateral	1,026,711	—	—	1,026,711

Total Investments in Securities – Assets	$295,899,759	$277,493,789	$837,395	$574,230,943

Financial Derivative Instruments – Liabilities
Futures Contracts	$(86,320)	$—	$—	$(86,320)

Total Financial Derivative Instruments – Liabilities	$(86,320)	$—	$—	$(86,320)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended January 31, 2022, a common stock was transferred from Level 1 to Level 3 with a fair value of $837,395.

See accompanying notes

American Beacon Diversified FundSM

Schedule of Investments

January 31, 2022 (Unaudited)

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 10/31/2021	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 1/31/2022	Unrealized Appreciation (Depreciation) at Period end**

Common Stock	$—	$—	$—	$—	$—	$—	$837,395	$—	$837,395	$(211,880)

**	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended January 31, 2022, a common stock has been fair valued at $837,395 by the Valuation Committee.

See accompanying notes

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

Organization

American Beacon Institutional Funds Trust (the “Trust”) is organized as a Delaware statutory trust. The Fund, a series within the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. As of January 31, 2022, the Trust consists of one active series presented in this filing: American Beacon Diversified Fund (the “Fund”). The Fund is not registered under the Securities Act of 1933 and is not available for sale to the public.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this ASU are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

In October 2020, the U.S. Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how the fund will use derivatives, may adversely affect the fund’s performance and may increase costs related to the fund’s use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Fund.

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Valuation Inputs

Various inputs may be used to determine the fair value of the Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Fund’s Schedule of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Fund, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Fund continues to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case

American Beacon Diversified FundSM

Supplementary Notes to Schedules of Investments

January 31, 2022 (Unaudited)

of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Fund would be subject to on the dividend.

Securities lending transactions pose certain risks to the Fund, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of January 31, 2022, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Fair Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Diversified	$6,880,674	$1,026,711	$5,894,486	$6,921,197

Cash collateral is listed on the Fund’s Schedule of Investments.

Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Fund’s Schedule of Investments.

Federal Income and Excise Taxes

It is the policy of the Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the Fund is treated as a single entity for the purpose of determining such qualification.

The Fund does not have any unrecorded tax liabilities. Each of the tax years in the four year period ended October 31, 2021 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of January 31, 2022, the Fund’s cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Diversified	$482,931,938	$102,356,025	$(11,057,020)	$91,299,005

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards retain their character as short-term and/or long-term and may be carried forward and applied against future realized capital gains with no expiration date.

As of October 31, 2021, the Fund did not have any capital loss carryforwards.